OTHER EXPENSES - Employee expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
OTHER EXPENSES
Wages, salaries and commissions	$ 20,273	$ 12,587	$ 60,802	$ 46,305
Benefits	6,023	7,571	19,560	21,588
Employee benefits expense	$ 26,296	$ 20,158	$ 80,362	$ 67,893